Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (98,592)	$ 3,508,794
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 26,836	$ 277,377
Percent of Total	(27.22%)	7.91%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (25,725)	$ (46,337)
Percent of Total	26.09%	(1.32%)
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 27,770	$ 176
Percent of Total	(28.17%)	0.01%
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 354,632	$ 488,130
Percent of Total	(359.70%)	13.91%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 35,935	$ (64,664)
Percent of Total	(36.45%)	(1.84%)
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (175,416)	$ 150,486
Percent of Total	177.92%	4.29%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 158,438	$ (1,762)
Percent of Total	(160.70%)	(0.05%)
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (5,904)
Percent of Total	5.99%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (87,266)	$ 66,439
Percent of Total	88.51%	1.89%
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 54,841	$ (11,320)
Percent of Total	(55.62%)	(0.32%)
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 428	$ (2,527)
Percent of Total	(0.43%)	(0.07%)
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 15,179	$ 14,184
Percent of Total	(15.40%)	0.40%
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 23,372	$ 29,414
Percent of Total	(23.71%)	0.84%
Taiwan Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (67)
Percent of Total	0.07%
Thai Baht [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (625)	$ (196)
Percent of Total	0.63%	(0.01%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (501,020)	$ 2,609,394
Percent of Total	508.19%	74.36%